Document And Entity Information	Sep. 18, 2026
Document Information [Line Items]
Entity, Registrant Name	QuickLogic Corporation
Document, Type	8-K
Document, Period End Date	Sep. 18, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-22671
Entity, Tax Identification Number	77-0188504
Entity, Address, Address Line One	2220 Lundy Avenue
Entity, Address, City or Town	San Jose
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95131-1816
City Area Code	408
Local Phone Number	990-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	QUIK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000882508